Principal Accounting Policies (Short-term Investments) (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY	Dec. 31, 2012 KRW [Member] CNY	Dec. 31, 2012 KRW [Member] KRW
Short-term Investments [Line Items]
Short-term investments pledged for bank borrowings					1,521,600,000	902,900,000	277,800,000	47,500,000,000
Bank borrowings, pledged by short-term investments	$ 237,940,000	1,482,387,000	858,849,000	0	1,482,300,000	858,800,000	250,300,000	42,800,000,000